Right-of-Use Assets, Net - Schedule of Future Minimum Lease Payments (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Schedule of Future Minimum Lease Payments [Abstract]
2026	$ 306,454	$ 394,052
2027	73,881	95,000
Less: Interest	(14,563)	(18,726)
Present value of lease liabilities	365,772	470,326	$ 159,580	$ 443,708
Representing:
Current	293,563	377,477	141,950	348,995
Non-current	72,209	92,849	17,630	94,713
Total	$ 365,772	$ 470,326	$ 159,580	$ 443,708